Income taxes (Detail 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major Components Of Tax Expense Income [Table]
Current tax expense / (benefit)	$ 1,600
Income tax expense / (benefit)	1,998	$ 1,583	$ 1,267
Swiss
Major Components Of Tax Expense Income [Table]
Current tax expense / (benefit)	680	482	365
Deferred tax expense / (benefit)	34	116	265
Income tax expense / (benefit)	714	598	630
Non-Swiss
Major Components Of Tax Expense Income [Table]
Current tax expense / (benefit)	884	749	426
Deferred tax expense / (benefit)	400	236	211
Income tax expense / (benefit)	1,284	985	637
UBS AG
Major Components Of Tax Expense Income [Table]
Income tax expense / (benefit)	1,903	1,488	1,198
UBS AG | Swiss
Major Components Of Tax Expense Income [Table]
Current tax expense / (benefit)	614	417	336
Deferred tax expense / (benefit)	26	107	246
Income tax expense / (benefit)	640	524	582
UBS AG | Non-Swiss
Major Components Of Tax Expense Income [Table]
Current tax expense / (benefit)	857	715	402
Deferred tax expense / (benefit)	406	248	214
Income tax expense / (benefit)	$ 1,263	$ 963	$ 616